UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22027

                                                   FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

                                           Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code:  302-791-1851

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

HEITMAN REIT FUND

Portfolio of Investments

December 31, 2012

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.3%
Hyatt Hotels, Cl A*	15,750	$607,478

Real Estate Operation/Development — 1.0%
Brookfield Office Properties	13,850	235,588
Forest City Enterprises, Cl A*	21,275	343,591

		579,179

REITs-Apartments — 17.6%
American Campus Communities	25,600	1,180,928
Apartment Investment & Management, Cl A	29,700	803,682
AvalonBay Communities	14,212	1,927,005
BRE Properties	5,525	280,836
Camden Property Trust	19,250	1,313,042
Equity Residential	45,957	2,604,383
Essex Property Trust	4,950	725,918
UDR	37,125	882,833

		9,718,627

REITs-Diversified — 6.7%
Coresite Realty	12,700	351,282
Cousins Properties	47,325	395,164
Liberty Property Trust	29,450	1,053,427
National Health Investors	4,675	264,278
Vornado Realty Trust	20,201	1,617,696

		3,681,847

REITs-Health Care — 14.4%
HCP	49,450	2,234,151
Health Care REIT	33,692	2,064,983
Ventas	56,475	3,655,062

		7,954,196

REITs-Hotels — 5.8%
Host Hotels & Resorts	17,814	279,145
LaSalle Hotel Properties	79,175	2,010,253
Pebblebrook Hotel Trust	24,700	570,570
Strategic Hotels & Resorts*	51,475	329,440

		3,189,408

REITs-Office Property — 13.7%
Alexandria Real Estate Equities	24,525	1,700,073
Boston Properties	26,285	2,781,216
Douglas Emmett	23,675	551,627
Kilroy Realty	19,325	915,425
Piedmont Office Realty Trust, Cl A	51,650	932,283
SL Green Realty	8,825	676,436

		7,557,060

	Number of Shares	Value

COMMON STOCKS — (Continued)
REITs-Regional Malls — 18.9%
General Growth Properties	50,600	$1,004,410
Pennsylvania Real Estate Investment Trust.	45,275	798,651
Simon Property Group	42,187	6,669,343
Taubman Centers	25,225	1,985,712

		10,458,116

REITs-Shopping Centers — 7.6%
Equity One	49,250	1,034,742
Federal Realty Investment Trust	19,400	2,017,988
Regency Centers	25,000	1,178,000

		4,230,730

REITs-Storage — 6.9%
Extra Space Storage	33,877	1,232,784
Public Storage	17,898	2,594,494

		3,827,278

REITs-Warehouse/Industrial — 5.6%
DCT Industrial Trust	86,875	563,819
Prologis	69,972	2,553,278

		3,117,097

TOTAL COMMON STOCKS
(Cost $36,781,241)		54,921,016

See accompanying Notes to the Quarterly Portfolio of Investments.

HEITMAN REIT FUND

Portfolio of Investments (Concluded)

December 31, 2012

(Unaudited)

Number of Shares		Value

REGISTERED INVESTMENT COMPANY — 0.6%
Dreyfus Government Cash
Management Fund, Institutional
Class, 0.01%(a)	317,951	$317,951

TOTAL REGISTERED
INVESTMENT COMPANY (Cost $ 317,951)		317,951

TOTAL INVESTMENTS - 99.9%
(Cost $ 37,099,192)**		55,238,967

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		$58,543

NET ASSETS - 100.0%		$55,297,510

* Non-income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:
Aggregate cost		$37,099,192

Gross unrealized appreciation		18,326,878
Gross unrealized depreciation		(187,103)

Net unrealized appreciation		$18,139,775

(a) Rate periodically changes. Rate disclosed is the daily yield on December 31, 2012.

Cl Class
REITs Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

HEITMAN REIT FUND

Notes to the Quarterly Portfolio of Investments

December 31, 2012

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Heitman REIT Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 12/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$54,921,016	$54,921,016	$ —	$ —
Registered Investment Company	317,951	317,951	—	—

Total Investments	$55,238,967	$55,238,967	$ —	$ —

*	Please refer to Portfolio of Investments for further details.

HEITMAN REIT FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

December 31, 2012

(Unaudited)

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended December 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      FundVantage Trust

By (Signature and Title)*        /s/ Joel L. Weiss

                                                  Joel L. Weiss, President and Chief Executive Officer

                                                  (principal executive officer)

Date    2/22/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Joel L. Weiss

                                                  Joel L. Weiss, President and Chief Executive Officer

                                                  (principal executive officer)

Date    2/22/2013

By (Signature and Title)*        /s/ James G. Shaw

                                                  James G. Shaw, Treasurer and Chief Financial Officer

                                                  (principal financial officer)

Date    2/22/2013

* Print the name and title of each signing officer under his or her signature.